12. Judicial deposits	12 Months Ended
Dec. 31, 2019
Judicial Deposits [Abstract]
Judicial deposits

12.  Judicial deposits

These are recorded at their historical costs and updated according to the legislation in force:

	2019	2018

	1,006,899	1,345,113

Civil	355,093	334,028
Labor	245,928	492,000
Tributary	203,110	299,310
Regulatory	111	111
Online attachment (*)	202,657	219,664

(*) Refers to blocked judicial deposits directly on the Company´s bank accounts and financial investments related to certain judicial proceedings. This amount is analyzed periodically and, when identified, is reclassified to one of the other specific accounts of judicial deposits.

Civil

These are court deposits to guarantee the execution of civil proceedings where the Company is challenging the amounts involved. Most of these proceedings refer to lawsuits filed by customers, involving issues of consumer rights, among others.

There are some legal proceedings challenging the amounts fixed by ANATEL to leave certain transmission sub-bands to allow the implementation of 4G technology. In this case, the updated court deposit amounted to R$69,326 (R$66,700 as at December 31, 2018).

Labor

These are amounts deposited in court as guarantees for the execution and the filing of appropriate appeals, where the relevant matters or amounts involved are still being discussed. The total amount has been allocated between the various claims filed by registered employees and third-party service providers.

The reduction is substantially due to the closure of several court cases offset by the corresponding court deposits.

Tax

The Company and its subsidiary have made court deposits related to various current tax court proceedings. These deposits refer mainly to the following matters:

(i)	Use of credit for the purchase of electricity used directly by the companies for production purposes. The court is likely to give a favorable judgment. The current value of these deposits is R$73,326 (R$74,358 as at December 31, 2018).

(ii)	Liability for CPMF on the Company’s capitalization of loans; recognition of the right not to pay contributions allegedly due on mere changes in the ownership of current accounts as a result of a takeover. The current value of these deposits is R$10,342 (R$10,026 as at December 31, 2018).

(iii)	Constitutionality of the collection of the Operations Monitoring Charge (“TFF”) by a number of municipal authorities. The current value of these deposits is R$18,401 (R$16,719 as at December 31, 2018).

(iv)	Failure to approve the offsetting of federal debts against credits for withholding tax (“IRRF”) because it is alleged that the credits are insufficient, as well as the deposit placed to ensure the issue of a Tax Clearance Certificate. The current value of these deposits is R$11,173 (R$10,868 as at December 31, 2018).

(v)	Liability for ISS (Tax on Services) on import services and outsourced services; alleged failure to pay for land clearance and Base Transceiver Station (“BTS”) maintenance services, for ISS on the Company’s services and for ISS on co-billing services and software licensing (Blackberry). The Company´s right is to take advantage of the benefit of spontaneous declaration in order to reverse confiscatory fines for late payment. The current value of these deposits is R$7,878 (R$7,519 as at December 31, 2018).

(vi)	Ancillary services provided for in ICMS Agreement 69/98 related to ICMS levied on amounts related to communications services charged for access, subscription, activation, habilitation availability, subscription and use of services, among others. The current value of these deposits is R$3,457 (R$4,793 as at December 31, 2018).

(vii)	Requirement by ANATEL of the Public Price Referring to the Administration of Numbering Resources. The current value of these deposits is R$3,471 (R$3,380 as at December 31, 2018).

(viii)	Deposit made by TIM S.A. related to the unconstitutionality and illegality of charging by the Telecommunications Services Universalization Fund (“FUST”). Plea for the recognition of the right not to pay FUST, and not to include in its calculation base interconnection and Industrial Exploration of Dedicated Line (“EILD”) revenue, as well as for the right not to be charged retroactively for differences arising from failure to comply with ANATEL Ruling 7/2005. The current value of these deposits is R$57,943 (R$56,088 as at December 31, 2018).